Annual Operating Expenses {- Telecommunications Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-14 - Telecommunications Portfolio	Apr. 29, 2021
Fidelity Advisor Telecommunications Fund: Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual operating expenses	1.11%
Fidelity Advisor Telecommunications Fund: Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.38%
Total annual operating expenses	1.41%
Fidelity Advisor Telecommunications Fund: Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual operating expenses	1.86%
Fidelity Advisor Telecommunications Fund: Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.79%
Fidelity Advisor Telecommunications Fund: Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.67%